Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9.- Derivative financial instruments

The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2020 and 2019 are as follows:

	Balance as of December 31, 2020		Balance as of December 31, 2019
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	898	302,302	1,619	298,744
Foreign exchange derivatives instruments	661	-	3,610	-
Notes conversion option (Note 14)	-	25,882	-	-
Total	1,559	328,184	5,230	298,744

The derivatives are primarily interest rate cash-flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.

As stated in Note 3 to these consolidated financial statements, the general policy is to hedge variable interest rates of financing agreements using two types of hedging derivatives:

-	Interest rate swaps under which the Company receives the floating leg and pays the fixed leg; and

-	Purchased call options (cap), in exchange of a premium to fix the maximum interest rate cost.

The notional amounts hedged, strikes contracted and maturities, depending on the characteristics of the debt on which the interest rate risk is being hedged, can be diverse:

-	Project debt in Euros: the Company hedges 100% of the notional amount, maturities until 2030 and average guaranteed interest rates of between 0.00% and 4.87%.

-	Project debt in U.S. dollars: the Company hedges between 72% and 100% of the notional amount, including maturities until 2034 and average guaranteed interest rates of between 1.98% and 5.27%.

The table below shows a breakdown of the maturities of notional amounts of interest rate cash flow hedge derivatives as of December 31, 2020 and 2019.

Notionals	Balance as of December 31, 2020		Balance as of December 31, 2019
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	61,364	120,874	43,266	117,574
Between 1 and 2 years	296,828	249,785	45,955	124,908
Between 2 and 3 years	257,548	276,111	49,259	240,570
Subsequent years	292,011	852,696	455,235	1,697,033
Total	$907,752	$1,499,466	$593,715	$2,180,085

The table below shows a breakdown of the maturity of the fair values of interest rate cash flow hedge derivatives as of December 31, 2020 and 2019:

Fair value	Balance as of December 31, 2020		Balance as of December 31, 2019
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	59	(21,042)	118	(18,721)
Between 1 and 2 years	255	(48,276)	128	(19,787)
Between 2 and 3 years	305	(55,220)	140	(21,802)
Subsequent years	280	(177,764)	1,234	(238,434)
Total	$898	$(302,302)	$1,619	$(298,744)

The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated income statement in 2020 is a loss of $58,381 thousand (loss of $55,765 thousand in 2019 and a loss of $67,519 thousand in 2018).

The after-tax result accumulated in equity in connection with derivatives designated as cash flow hedges at the years ended December 31, 2020 and 2019, amount to a $96,641 thousand gain and a $73,797 thousand gain respectively.

Additionally, the Company owns following derivatives instruments:

-
currency options with leading international financial institutions, which guarantee minimum Euro-U.S. dollar exchange rates. The strategy of the Company is to hedge the exchange rate for the net distributions from its Spanish assets after deducting euro-denominated interest payments and euro-denominated general and administrative expenses. Through currency options, the strategy of the Company is to hedge 100% of its euro-denominated net exposure for the next 12 months and 75% of its euro denominated net exposure for the following 12 months, on a rolling basis. Change in fair value of these foreign exchange derivatives instruments are directly recorded in the consolidated income statement.

-	the conversion option of notes issued in July 2020 (Note 14), which fair value is a liability of $26 million as of December 31, 2020.